BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—113.4%
COMMON STOCKS—93.2%
Communication Services—5.3%
Alphabet, Inc., Class A*	8,379		$846,195
Baidu, Inc. - SP ADR*	6,756		733,702
Entravision Communications Corp., Class AƗ	228,008		1,267,725
Nexstar Media Group, Inc., Class A(a)	4,613		874,440
			3,722,062
Consumer Discretionary—10.4%
Alibaba Group Holding Ltd. - SP ADR*	3,438		301,031
Arcos Dorados Holdings, Inc., Class A	137,337		1,028,653
AutoZone, Inc.*	145		373,955
Bowlero Corp.*(a)	22,805		318,358
Carriage Services, Inc.Ɨ	16,151		406,198
Carter's, Inc.(a)	6,575		480,238
Cavco Industries, Inc.*(a)	1,576		361,897
JD.com, Inc. - ADR	11,043		631,439
Las Vegas Sands Corp.*(a)	4,937		231,249
LKQ Corp.Ɨ	12,095		657,121
Perdoceo Education Corp.*	42,606		611,396
Skechers U.S.A., Inc., Class A*(a)Ɨ	8,129		342,800
Stellantis NV(a)	23,937		373,896
Stride, Inc.*Ɨ	29,223		1,034,786
Torrid Holdings, Inc.*(a)	60,561		245,878
			7,398,895
Consumer Staples—2.0%
British American Tobacco PLC - SP ADR	8,644		356,738
Coca-Cola European Partners PLC(a)	7,116		377,789
Medifast, Inc.	1,788		225,377
Vector Group Ltd.	41,853		464,568
			1,424,472
Energy—6.3%
BP PLC - SP ADR	22,534		808,971
Canadian Natural Resources Ltd.(a)	25,023		1,494,374
Devon Energy Corp.#	3,712		254,346
Marathon Petroleum Corp.Ɨ	8,325		1,014,068
Schlumberger Ltd.(a)	7,760		400,028
VAALCO Energy, Inc.(a)	35,007		181,336
World Fuel Services Corp.	11,218		319,152
			4,472,275
Financials—17.3%
American International Group, Inc.Ɨ	9,924		626,304
Bank of America Corp.(a)Ɨ	20,845		788,983
Bank OZKƗ	11,762		542,816
BGC Partners, Inc., Class AƗ	226,149		974,702
Charles Schwab Corp., (The)	8,044		663,952
Citigroup, Inc.Ɨ	12,182		589,731
Crawford & Co., Class A	32,418		205,206
Evercore, Inc., Class A(a)	2,895		333,446
Fairfax Financial Holdings Ltd.	1,695		971,495
Intercorp Financial Services, Inc.	10,411		256,111
Jefferies Financial Group, Inc.Ɨ	26,471		1,005,633
KB Financial Group, Inc. - ADR	12,874		507,364
Morgan Stanley(a)Ɨ	5,273		490,758
OP Bancorp	9,958		116,509
PCB Bancorp	20,111		374,467
Prudential Financial, Inc.	2,964		320,201
Reinsurance Group of America, Inc.	3,591		518,540
Stifel Financial Corp.Ɨ	16,347		1,050,295
Wells Fargo & Co.	18,841		903,426
Western Alliance Bancorp(a)Ɨ	6,597		452,158
Willis Towers Watson PLC	2,168		533,675
			12,225,772
Health Care—21.2%
AdaptHealth Corp.*	13,668		304,933
Amgen, Inc.Ɨ	2,936		840,871
Bristol-Myers Squibb Co.	6,447		517,565
Catalyst Pharmaceuticals, Inc.*	54,923		921,059
Centene Corp.*	6,059		527,436
Cigna Corp.(a)Ɨ	3,108		1,022,190
CVS Health Corp.Ɨ	12,497		1,273,194
Elevance Health, Inc.Ɨ	2,600		1,385,592
Harrow Health, Inc.*Ɨ	43,598		486,118
HCA Healthcare, Inc.(a)	3,851		925,087
Henry Schein, Inc.*(a)	8,125		657,475
Inmode Ltd.*	11,480		440,717
Jazz Pharmaceuticals PLC*	2,210		346,771
Johnson & JohnsonƗ	6,071		1,080,638
Medtronic PLCƗ	8,535		674,607
Merck & Co., Inc.	8,126		894,835
Novartis AG - SP ADRƗ	10,497		940,111
Quipt Home Medical Corp.*	55,695		248,957
UnitedHealth Group, Inc.Ɨ#	1,357		743,310
Universal Health Services, Inc., Class B(a)Ɨ	6,219		813,756
			15,045,222
Industrials—10.1%
Acuity Brands, Inc.(a)	1,832		344,947
Barrett Business Services, Inc.Ɨ	9,366		920,959
Builders FirstSource, Inc.*(a)Ɨ#	9,761		624,021
CACI International, Inc., Class A*	1,709		533,721
Euroseas Ltd.	14,723		299,907
Forward Air Corp.	3,150		353,965
Galliford Try Holdings PLC	133,023		252,354
Gibraltar Industries, Inc.*(a)	5,494		278,051
Global Industrial Co.	8,567		210,834
Graham Corp.*Ɨ	16,965		162,525
Heidrick & Struggles International, Inc.Ɨ	5,251		155,955
Kelly Services, Inc., Class AƗ	13,697		232,712
Korn/Ferry International	5,731		326,839
L B Foster Co., Class A*	16,718		157,484
Lockheed Martin Corp.	1,179		572,039
Quanta Services, Inc.Ɨ	2,942		440,947
Ryanair Holdings PLC - SP ADR*(a)	5,119		387,457
UFP Industries, Inc.(a)	6,358		520,466
V2X, Inc.*	9,511		384,339
			7,159,522
Information Technology—15.8%
Arrow Electronics, Inc.*	3,424		372,326
Box, Inc., Class A*(a)	10,620		291,519
Capgemini SE - ADRƗ	7,040		253,651
Check Point Software Technologies Ltd.*	7,186		954,516
Cisco Systems, Inc.	13,691		680,717
Cognizant Technology Solutions Corp., Class AƗ	11,531		717,343
Concentrix Corp.Ɨ	6,841		837,202
Dropbox, Inc., Class A*	18,459		434,894
Fabrinet*Ɨ	2,428		323,919
FleetCor Technologies, Inc.*	2,461		482,848
Genpact Ltd.	9,000		414,990
Global Payments, Inc.	3,696		383,571
Hackett Group, Inc., (The)	26,936		622,222
InterDigital, Inc.	13,494		676,994
Nano Dimension Ltd. - ADR*(a)	54,344		134,230
Open Text Corp.Ɨ	10,525		309,224
Oracle Corp.Ɨ	7,649		635,096
Perficient, Inc.*	2,015		143,166
Qorvo, Inc.*	2,061		204,554
QUALCOMM, Inc.	5,081		642,696
Richardson Electronics Ltd.	23,161		589,216
TD SYNNEX Corp.(a)Ɨ	2,479		253,602
Telefonaktiebolaget LM Ericsson - SP ADR(a)Ɨ	91,733		584,339
Zebra Technologies Corp., Class A*(a)Ɨ	878		237,306
			11,180,141
Materials—2.7%
Berry Global Group, Inc.Ɨ	11,161		654,034
Dundee Precious Metals, Inc.	46,422		219,143
Ferroglobe PLC*	56,921		263,544
POSCO Holdings, Inc. - SP ADR(a)	3,822		218,083
Rio Tinto PLC - SP ADR(a)Ɨ	3,562		244,496
Ternium SA - SP ADRƗ	10,040		316,160
			1,915,460
Real Estate—2.1%
Newmark Group, Inc., Class AƗ	103,631		878,791
Service Properties Trust	42,817		336,113
Simon Property Group, Inc.	2,414		288,328
			1,503,232
TOTAL COMMON STOCKS
(Cost $47,321,134)			66,047,053
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
PURCHASED OPTIONS—0.1%
Call Purchased Options—0.1%
Activision Blizzard, Inc.
Expiration:
05/19/2023,
Exercise Price:
70.00	40	295,800	41,600
TOTAL CALL PURCHASED OPTIONS
(Cost $47,521)			41,600
TOTAL PURCHASED OPTIONS
(Cost $47,521)			41,600
	NUMBER OF
	SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b)	9,857,692		9,857,692
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $9,857,692)			9,857,692
SHORT-TERM INVESTMENTS—6.2%
MSILF ESG Money Market Portfolio, 3.79%(b)	303,906		303,906
U.S. Bank Money Market Deposit Account, 3.50%(b)	4,079,496		4,079,496
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,383,402)			4,383,402
TOTAL LONG POSITIONS—113.4%
(Cost $61,609,749)			80,329,747
SECURITIES SOLD SHORT—(17.3%)
COMMON STOCKS—(17.3%)
Communication Services—(1.4%)
AMC Entertainment Holdings, Inc., Class A*	(24,298)		(175,675)
Consolidated Communications Holdings, Inc.*	(49,994)		(230,972)
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(1,825)		(557,592)
			(964,239)
Consumer Discretionary—(4.9%)
Brunswick Corp.	(3,167)		(234,991)
Destination XL Group, Inc.*	(32,786)		(218,355)
Dutch Bros, Inc., Class A*	(7,356)		(277,616)
Fiverr International Ltd.*	(8,864)		(311,747)
GrowGeneration Corp.*	(21,460)		(145,713)
Krispy Kreme, Inc.	(17,536)		(270,405)
Mister Car Wash, Inc.*	(17,727)		(181,525)
Papa John's International, Inc.	(1,965)		(163,606)
Portillo's, Inc., Class A*	(12,876)		(259,966)
Qsound Labs, Inc.*‡	(4,440)		0
Tesla, Inc.*	(2,558)		(498,043)
Warby Parker, Inc., Class A*	(11,963)		(203,730)
Wingstop, Inc.	(2,316)		(383,321)
Workhorse Group, Inc.*	(81,444)		(187,321)
YETI Holdings, Inc.*	(3,317)		(148,900)
			(3,485,239)
Consumer Staples—(0.9%)
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(7,020)		(102,422)
Freshpet, Inc.*	(3,235)		(216,810)
National Beverage Corp.	(4,217)		(217,302)
Oatly Group AB - ADR*	(51,391)		(83,767)
Tattooed Chef, Inc.*	(14,126)		(21,330)
			(641,631)
Energy—(0.6%)
Beard Co.*‡	(9,710)		(1)
Enviva, Inc.	(3,439)		(195,163)
Green Plains, Inc.*	(7,144)		(246,897)
			(442,061)
Financials—(0.2%)
P10, Inc., Class A	(14,398)		(147,292)
Health Care—(1.0%)
10X Genomics, Inc., Class A*	(2,854)		(110,336)
Beam Therapeutics, Inc.*	(2,517)		(116,260)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(174,320)		(5,421)
Nano-X Imaging Ltd.*	(11,571)		(123,231)
Oak Street Health, Inc.*	(8,396)		(181,522)
Ocugen, Inc.*	(49,589)		(77,359)
Oxford Nanopore Technologies PLC*	(29,323)		(90,221)
			(704,350)
Industrials—(2.4%)
Ameresco, Inc., Class A*	(3,930)		(257,494)
Applied Energetics, Inc.*	(57,676)		(115,352)
Array Technologies, Inc.*	(11,608)		(243,071)
Corporate Resource Services, Inc.*‡	(218,896)		(219)
Custom Truck One Source, Inc.*	(30,483)		(208,504)
Daseke, Inc.*	(26,917)		(156,926)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
MillerKnoll, Inc.	(12,491)		(254,691)
Omega Flex, Inc.	(2,769)		(266,129)
Sunrun, Inc.*	(6,324)		(206,036)
Valence Technology, Inc.*‡	(27,585)		(3)
			(1,708,442)
Information Technology—(5.3%)
Affirm Holdings, Inc.*	(7,213)		(100,405)
ANTs software, Inc.*‡	(10,334)		(1)
Bill.com Holdings, Inc.*	(1,701)		(204,834)
Confluent, Inc., Class A*	(7,503)		(172,794)
Consygen, Inc.*‡	(200)		0
Crowdstrike Holdings, Inc., Class A*	(1,051)		(123,650)
Flywire Corp.*	(10,982)		(238,200)
Guidewire Software, Inc.*	(2,390)		(141,751)
HashiCorp, Inc., Class A*	(7,738)		(211,247)
Impinj, Inc.*	(5,046)		(643,617)
Interliant, Inc.*‡	(600)		0
Lightwave Logic, Inc.*	(38,966)		(309,000)
Marathon Digital Holdings, Inc.*	(7,047)		(44,537)
Matterport, Inc.*	(21,207)		(66,802)
MicroVision, Inc.*	(42,843)		(129,814)
MongoDB, Inc.*	(855)		(130,550)
nCino, Inc.*	(9,102)		(237,744)
Nestor, Inc.*‡	(15,200)		(2)
Procore Technologies, Inc.*	(3,531)		(172,913)
Riot Blockchain, Inc.*	(13,735)		(63,868)
SentinelOne, Inc., Class A*	(3,018)		(43,761)
Tiger Telematics, Inc.*‡	(6,510)		0
UiPath, Inc., Class A*	(16,980)		(211,741)
Uni-Pixel, Inc.*	(19,665)		0
Unity Software, Inc.*	(7,603)		(300,395)
Wolfspeed, Inc.*	(2,244)		(204,025)
Worldgate Communications, Inc.*‡	(582,655)		(58)
XRiver Corp.*‡	(34,156)		0
			(3,751,709)
Materials—(0.4%)
Lithium Americas Corp.*	(6,530)		(163,120)
Mountain Province Diamonds, Inc.*	(4,735)		(1,936)
PureCycle Technologies, Inc.*	(18,110)		(125,683)
			(290,739)
Real Estate—(0.2%)
WeWork, Inc., Class A*	(50,761)		(140,100)
TOTAL COMMON STOCKS
(Proceeds $(22,043,522))			(12,275,802)
TOTAL SECURITIES SOLD SHORT—(17.3%)
(Proceeds $(22,043,522))			(12,275,802)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.1%)
Call Options Written—(0.1%)
Builders FirstSource, Inc.
Expiration:
06/16/2023,
Exercise Price:
75.00	(77)	(492,261)	(39,655)
UnitedHealth Group, Inc.
Expiration:
01/20/2023,
Exercise Price:
560.00	(11)	(602,536)	(13,200)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(149,358))			(52,855)
Put Options Written—(0.0%)
Activision Blizzard, Inc.
Expiration:
01/19/2024,
Exercise Price:
52.50	(66)	(488,070)	(10,395)
Devon Energy Corp.
Expiration:
01/20/2023,
Exercise Price:
55.00	(56)	(383,712)	(5,320)
Silicon Motion Technology Corp.
Expiration:
03/17/2023,
Exercise Price:
45.00	(79)	(498,490)	(20,935)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(93,611))			(36,650)
TOTAL OPTIONS WRITTEN
(Premiums received $(242,970))			(89,505)
OTHER ASSETS IN EXCESS OF LIABILITIES—4.0%			2,859,843
NET ASSETS—100.0%			$70,824,283

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $9,784,880.
(b)	The rate shown is as of November 30, 2022.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2022, these securities amounted to $(300) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$3,722,062	$3,722,062	$-	$-		$-
Consumer Discretionary	7,398,895	7,398,895	-	-		-
Consumer Staples	1,424,472	1,424,472	-	-		-
Energy	4,472,275	4,472,275	-	-		-
Financials	12,225,772	12,225,772	-	-		-
Health Care	15,045,222	15,045,222	-	-		-
Industrials	7,159,522	7,159,522	-	-		-
Information Technology	11,180,141	11,180,141	-	-		-
Materials	1,915,460	1,915,460	-	-		-
Real Estate	1,503,232	1,503,232	-	-		-
Purchased Options	41,600	-	41,600	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	9,857,692	-	-	-		9,857,692
Short-Term Investments	4,383,402	4,383,402	-	-		-
Total Assets	$80,329,747	$70,430,455	$41,600	$-		$9,857,692

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(964,239)	$(964,239)	$-	$-	**	$-
Consumer Discretionary	(3,485,239)	(3,485,239)	-	-	**	-
Consumer Staples	(641,631)	(641,631)	-	-	**	-
Energy	(442,061)	(442,060)	(1)	-		-
Financials	(147,292)	(147,292)	-	-		-
Health Care	(704,350)	(614,129)	(90,221)	-	**	-
Industrials	(1,708,442)	(1,708,203)	-	(239)		-
Information Technology	(3,751,709)	(3,751,648)	- **	(61)		-
Materials	(290,739)	(290,739)	-	-		-
Real Estate	(140,100)	(140,100)	-	-		-
Options Written
Equity Contracts	(89,505)	(18,520)	(70,985)	-		-
Total Liabilities	$(12,365,307)	$(12,203,800)	$(161,207)	$(300)		$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.